DEAR SHAREHOLDERS:
--------------------------------------------------------------------------------
     The price of gold bullion was $293.80 an ounce on June 30, 1998. It began the year at $289.05 an ounce. Lexington Goldfund had a negative return of 5.25%* for the six month period ending June 30, 1998 as compared to the negative return of 8.92% for the average gold fund monitored by Lipper Analytical Services, Inc.

     As the most recent quarter ended, a change was made in the portfolio management team. Robert Radsch, the portfolio manager, and a member of the natural resources investment team left Lexington. The Fund will continue to be managed by other members of that team, which include Robert M. DeMichele and James Vail.

     Throughout the year gold suffered from a litany of woes that included seemingly endless central bank sales, record lending of gold to producers, Far Eastern gold sales and concern over the soon-to-be constituted European Central Bank. Talk of $250 an ounce gold dissipated as it became clear that the European Central Bank would hold gold bullion in its reserves, probably in excess of 15%. It also began to appear likely that further sales of gold bullion by individual European Central Banks would not be a factor for the rest of the year. Although the Fund is diversified in its portfolio holdings on a worldwide basis, it was also impacted by the consolidation taking place in the South African gold mining industry.

     Gold from time to time appears to trade in correlation to other commodities such as oil or currencies such as the yen. However, such correlation does not last indefinitely. As we look forward, we expect to see the supply and demand fundamentals for gold to improve. It appears that the new European Central Bank will have a significant position of its reserves in gold. It also appears that strict limits on further Central Bank sales will be imposed by the stronger members of the new governing council.

     Finally, the deficit of gold production versus fabrication appears to have been seriously understated due to a major underestimation of gold loans. With a change in sentiment and perception, the huge short position (including sales by producers) may have a severe squeeze, particularly should the new European Central Bank decide to increase rates on gold bullion. The expectation of gradual improvement in markets around the world should bode well for gold.


                                          Sincerely,

                                         [GRAPHIC OMITTED]
                                         Robert M. DeMichele
                                         President
                                         August, 1998

*-32.81%, -9.68% and -4.06% are the one, five and ten year average annual standard total returns, respectively, for the period ended June 30, 1998. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than at their original cost. Total return represents past performance and is not predictive of future results.

LEXINGTON GOLDFUND, INC.
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
June 30, 1998 (unaudited)


    Number
      of                                                           Value
    Shares                         Security                       (Note 1)
----------------------------------------------------------------------------
                GOLD BULLION: 13.9%
                25,458 fine ounces (cost $9,832,907)2   ......    $7,559,622
                                                                  ----------
                GOLD MINING COMMON STOCKS: 79.4%
                AUSTRALIA: 14.6%
   1,605,000    Acacia Resources, Ltd.2  .....................     1,709,493
     900,000    Delta Gold NL   ..............................     1,103,498
     607,900    Emperor Mines, Ltd.2  ........................       173,163
     280,000    Great Central Mines, Ltd.   ..................       267,019
     550,000    Lihir Gold, Ltd.2  ...........................       677,766
      15,000    Lihir Gold, Ltd. (ADR)2  .....................       370,313
   1,470,000    Menzies Gold NL2   ...........................       172,956
     100,000    Newcrest Mining, Ltd. ........................       122,611
     493,750    Niugini Mining, Ltd.2 ........................       733,808
   1,752,539    Normandy Mining, Ltd. ........................     1,432,536
     450,000    Otter Gold Mines, Ltd.2  .....................       292,594
      70,000    Otter Gold Mines, Ltd. (Options)2 ............         4,551
     191,000    Ranger Minerals NL2   ........................       424,611
     292,857    Resolute, Ltd.  ..............................       177,724
      62,755    Resolute, Ltd. (Rights)2 .....................           700
     114,285    Sons of Gwalia, Ltd.  ........................       283,083
                                                                  ----------
                                                                   7,946,426
                                                                  ----------
                GHANA: 3.0%
     133,709    Ashanti Goldfields Company, Ltd.  ............     1,022,874
      72,642    Ashanti Goldfields Company, Ltd. (GDR)  ......       590,216
                                                                  ----------
                                                                   1,613,090
                                                                  ----------
                NEW ZEALAND: 0.2%
     200,000    Macraes Mining Company, Ltd.   ...............        86,695
                                                                  ----------
                NORTH AMERICA: 50.1%
     700,000    Augusta Gold (Warrants)1,2  ..................            --
      75,000    Banro Resources Corporation2   ...............       204,006
      54,407    Barrick Gold Corporation .....................     1,043,934

LEXINGTON GOLDFUND, INC.
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
June 30, 1998 (unaudited) (continued)


    Number
     of                                                                            Value
    Shares                                Security                                (Note 1)
--------------------------------------------------------------------------------------------
               NORTH AMERICA (continued):
    100,000    Barrick Gold Corporation Installment Receipts1  ...............    $1,213,838
    100,344    Battle Mountain Gold Company  .................................       586,830
    150,000    Battle Mountain Gold Company  .................................       890,625
    100,000    Black Hawk Mining, Inc.2   ....................................        16,661
     95,400    Cambior, Inc.  ................................................       560,475
    226,586    Canyon Resources Corporation2 .................................       169,940
     50,000    Colony Pacific Explorations, Ltd. (Warrants)1,2 ...............            --
    100,000    Dayton Mining Corporation1,2  .................................        64,602
    310,000    Dayton Mining Corporation2 ....................................       200,266
     30,000    Francisco Gold Corporation2   .................................       260,108
     35,000    Franco Nevada Mining Corporation, Ltd. ........................       693,792
    102,600    Freeport McMoran Copper & Gold "A"  ...........................     1,462,050
    100,000    Freeport McMoran Copper & Gold "B"  ...........................     1,518,750
    433,400    Geomaque Explorations, Ltd.2  .................................       589,443
     62,169    Getchell Gold Corporation2 ....................................       932,535
    100,000    Gold Reserve Corporation2  ....................................       192,446
    170,000    Goldcorp, Inc."A"2   ..........................................       797,665
    175,000    Golden Knight Resources, Inc.2   ..............................        98,773
    379,000    Homestake Mining Company   ....................................     3,932,125
    110,600    IAMGOLD, International African Mining Gold Corporation2  ......       282,039
    112,000    International Pursuit Corporation1,2   ........................        87,587
    350,000    Kinross Gold Corporation2  ....................................     1,178,137
    200,000    Meridian Gold, Inc.2 ..........................................       414,813
     50,000    Nevsun Resources, Ltd.1,2  ....................................        64,602
     50,000    Nevsun Resources, Ltd.2 .......................................        64,602
     22,750    New Venoro Gold Corporation2  .................................         1,547
     50,000    Newmont Gold Company ..........................................     1,234,375
     40,420    Newmont Mining Corporation ....................................       954,922
     50,000    Pangea Goldfields, Inc.2   ....................................        48,962
     15,000    Pioneer Group, Inc.  ..........................................       397,500
    296,000    Placer Dome, Inc. .............................................     3,478,000
    150,000    Prime Resource Group, Inc. ....................................     1,050,633
    120,000    Samax Gold, Inc.1,2  ..........................................       436,574
     80,500    Samax Gold, Inc.2 .............................................       292,868

LEXINGTON GOLDFUND, INC.
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
June 30, 1998 (unaudited) (continued)


   Number of
   Shares or
   Principal                                                                                 Value
    Amount                                      Security                                    (Note 1)
-------------------------------------------------------------------------------------------------------
               NORTH AMERICA (continued):
      500,000  Steppe Gold Resources, Ltd.1,2   ..........................................  $    79,903
       55,000  Stillwater Mining Company2 ................................................    1,491,875
      250,000  Vista Gold Corporation2 ...................................................       42,501
      500,000  X-Cal Resources, Ltd.2  ...................................................      170,005
                                                                                            -----------
                                                                                             27,200,309
                                                                                            -----------
               SOUTH AFRICA: 11.5%
       71,600  Anglo American Platinum Corporation, Ltd. .................................      784,072
        2,045  Anglo American Platinum Corporation, Ltd. (ADR) ...........................       22,495
       72,672  Anglogold, Ltd.   .........................................................    2,948,820
      304,000  Driefontein Consolidated, Ltd.   ..........................................    1,584,511
      150,000  Free State Development & Investment, Ltd.2   ..............................       52,207
       56,808  Gold Fields, Ltd.2   ......................................................      241,120
        1,517  JCI, Ltd. (ADR)   .........................................................        7,945
        9,405  Randfontein Estates Gold Mining Company Witwatersrand, Ltd. (Options)2   .         5,269
      177,000  St. Helena Gold Mines, Ltd.   .............................................      375,635
       72,349  Western Areas Gold Mining Company, Ltd.2  .................................      233,383
                                                                                            -----------
                                                                                              6,255,457
                                                                                            -----------

              TOTAL GOLD MINING COMMON STOCKS (cost $69,883,432) ..................... ..    43,101,977
                                                                                            -----------
               CONVERTIBLE NOTES: 0.7%
     $500,000  Trizec Hahn Corporation 3.0%, due 1/29/21 (cost $500,000)   ...............      371,250
                                                                                            -----------

LEXINGTON GOLDFUND, INC.
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
June 30, 1998 (unaudited) (continued)


 Principal                                                                       Value
   Amount                                 Security                             (Note 1)
------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENT: 3.7%
               U.S. Government Agency Obligation
   $2,000,000  Federal Home Loan Bank, 5.40%, due 07/01/98 (cost $2,000,000)   $ 2,000,000
                                                                               -----------
               TOTAL INVESTMENTS: 97.7%
                (cost $82,216,339\^) (Note 1)  ..............................   53,032,849
               Other assets in excess of liabilities: 2.3% ..................    1,237,403
                                                                               -----------
               TOTAL NET ASSETS: 100.0%
                (equivalent to $3.07 per share on
                17,696,011 shares outstanding) ..............................  $54,270,252
                                                                               ===========

1 Restricted security (Note 7).
2 Non-income producing security.
  ADR-American Depository Receipt.
  GDR-Global Depository Receipt.
+ Aggregate cost for Federal income tax purposes is $83,823,982.




   The Notes to Financial Statements are an integral part of this statement.

LEXINGTON GOLDFUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (unaudited)



ASSETS
Investments, at value (cost $82,216,339)
  (Note 1)   ....................................   $ 53,032,849
Cash   ..........................................        688,411
Receivable for shares sold  .....................        686,206
Dividends and interest receivable ...............         35,273
                                                    ------------
  Total Assets  .................................     54,442,739
                                                    ------------
LIABILITIES
Due to Lexington Management Corporation
  (Note 2)   ....................................         43,474
Payable for shares redeemed .....................         12,539
Accrued expenses   ..............................        116,474
                                                    ------------
  Total Liabilities   ...........................        172,487
                                                    ------------
NET ASSETS (equivalent of $3.07 per share on
  17,696,011 shares outstanding) (Note 4)  ......   $ 54,270,252
                                                    ============
NET ASSETS consist of:
Capital stock-authorized 500,000,000 shares,
  $.001 par value per share .....................   $     17,696
Additional paid-in capital  .....................    107,655,733
Accumulated deficit   ...........................       (865,769)
Accumulated net realized loss on investments
  and foreign currency holdings   ...............    (23,351,638)
Unrealized depreciation on investments and
  foreign currency holdings .....................    (29,185,770)
                                                    ------------
Total Net Assets   ..............................   $ 54,270,252
                                                    ============


LEXINGTON GOLDFUND, INC.
STATEMENT OF OPERATIONS
Six months ended June 30, 1998 (unaudited)


INVESTMENT INCOME
  Dividends ..............................    $    534,288
  Interest  ..............................          72,534
                                              ------------
                                                   606,822
  Less: foreign tax expense   ............          13,345
                                              ------------
   Total investment income ...............                      $    593,477
  EXPENSES
  Investment advisory fee (Note 2)  ......         282,956
  Transfer agent and shareholder
     servicing expenses (Note 2) .........          64,653
  Printing and mailing expenses  .........          28,546
  Distribution expenses (Note 3) .........          27,781
  Accounting expenses (Note 2)   .........          27,445
  Custodian expenses .....................          16,960
  Registration fees  .....................          15,952
  Professional fees  .....................          15,720
  Directors' fees and expenses   .........           9,445
  Computer processing fees ...............           7,608
  Other expenses  ........................          24,899
                                              ------------
   Total expenses ........................                           521,965
                                                                ------------
    Net investment income  ...............                            71,512

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS (NOTE 5)
  Net realized loss on:
   Investments  ..........................      (6,823,059)
   Foreign currency transactions .........         (22,722)
                                              ------------
    Net realized loss   ..................                        (6,845,781)
  Net change in unrealized
     depreciation on:
     Investments  ........................       4,288,754
     Foreign currency translation of
        other assets and liabilities  ....          16,156
                                              ------------
     Net change in unrealized
        depreciation   ...................                         4,304,910
                                                                ------------
     Net realized and unrealized
        loss .............................                        (2,540,871)
                                                                ------------
DECREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ........................                       $ (2,469,359)
                                                                ============


  The Notes to Financial Statements are an integral part of these statements.

LEXINGTON GOLDFUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                                                        SIX MONTHS
                                                                           ENDED          YEAR ENDED
                                                                       JUNE 30, 1998      DECEMBER 31,
                                                                        (UNAUDITED)          1997
                                                                       ---------------   ------------
Net investment income  .............................................   $    71,512       $   145,946
Net realized loss from investment and foreign currency
 transactions ......................................................    (6,845,781)      (12,371,463)
Net change in unrealized appreciation (depreciation) of investments
 and foreign currency translation  .................................     4,304,910       (32,727,335)
                                                                       -----------       -----------
  Decrease in net assets resulting from operations   ...............    (2,469,359)      (44,952,852)
Distributions to shareholders from net investment income   .........         -            (3,835,168)
Increase (decrease) from capital share transactions (Note 4)  ......     3,032,518        (6,791,980)
                                                                       -----------       -----------
  Net increase (decrease) in net assets  ...........................       563,159       (55,580,000)

NET ASSETS:
 Beginning of period   .............................................    53,707,093       109,287,093
                                                                       -----------       -----------
 End of period (including accumulated deficit of $865,769 and distributions in excess of net investment income of $937,281,
  1998 and 1997, respectively)  ....................................   $54,270,252       $53,707,093
                                                                       ===========       ===========


  The Notes to Financial Statements are an integral part of these statements.

LEXINGTON GOLDFUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (unaudited) and December 31, 1997

1. SIGNIFICANT ACCOUNTING POLICIES
Lexington Goldfund, Inc. (the "Fund") is an open-end non-diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to attain capital appreciation and such hedge against loss of buying power as may be obtained through investment in gold and equity securities of companies engaged in mining or processing gold throughout the world. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

     INVESTMENTS Securities transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are reported on the identified cost basis. Securities traded on a recognized stock exchange are valued at the last sales price reported by the exchange on which the securities are traded. If no sales price is recorded, the mean between the last bid and asked prices is used. Securities traded on the over-the-counter market and gold bullion are valued at the mean between the last current bid and asked prices. Short-term securities having a maturity of 60 days or less are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available and other assets are valued by Fund management in good faith under the direction of the Fund's Board of Directors. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts, is accrued as earned.

     FOREIGN CURRENCY TRANSACTIONS Foreign currencies (and receivables and payables denominated in foreign currencies) are translated into U.S. dollar amounts at current exchange rates. Translation gains or losses resulting from changes in exchange rates and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations. In addition, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk in the purchase or sale of securities denominated in foreign currency. The Fund may also enter into such contracts to hedge against changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are closed and are reported in the statement of operations. There were no forward foreign currency exchange contracts outstanding at June 30, 1998.

     FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required.
     Distributions Dividends from net investment income and net realized capital gains are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1997, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distribution under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change.

     USE OF ESTIMATES The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent asset and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS
   WITH AFFILIATE
The Fund pays an investment advisory fee to Lexington Management Corporation ("LMC") at an annual rate of 1.00% of the Fund's average daily net assets up to $50 million and at an annual rate of 0.75% thereafter. For 1998, the investment advisor has voluntarily agreed to reimburse the Fund if total annual expenses (including management fees, but excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed 2.50% of the Fund's average daily net assets. No reimbursement was required for the six months ended June 30, 1998.

The  Fund  reimburses  LMC  for  certain  expenses,   including  accounting  and
shareholder servicing costs of $57,124, which are incurred by the Fund, but paid by LMC.

LEXINGTON GOLDFUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (unaudited) and December 31, 1997 (continued)

3. DISTRIBUTION PLAN
The Fund has a Distribution Plan (the "Plan") which allows payments to finance activities associated with the distribution of the Fund's shares. The Plan provides that the Fund may pay distribution fees on a reimbursement basis, including payments to Lexington Funds Distributor, Inc. ("LFD"), the Fund's distributor, in amounts not exceeding 0.25% per annum of the Fund's average daily net assets. Total distribution expenses for the six months ended June 30, 1998 were $27,781 and are set forth in the statement of operations.


4. CAPITAL STOCK
Transactions in capital stock were as follows:



                                      Six months ended
                                       June 30, 1998                          Year ended
                                        (unaudited)                        December 31, 1997
                                -----------------------------       -------------------------------
                                 Shares             Amount             Shares             Amount
                                ---------       -------------        ----------       -------------
Shares sold   ............      9,158,656       $  31,650,872        15,430,852       $  74,102,304
Shares issued on
  reinvestment of
  dividends   ............             --                  --           799,300           3,400,114
                                ---------       -------------        ----------       -------------
                                9,158,656          31,650,872        16,230,152          77,502,418
Shares redeemed  .........     (8,064,471)        (28,618,354)      (17,932,580)        (84,294,398)
                               ----------       -------------       -----------       -------------
 Net increase (decrease) .      1,094,185       $   3,032,518        (1,702,428)      $  (6,791,980)
                               ==========       =============       ===========       =============

5. PURCHASES AND SALES OF INVESTMENT SECURITIES
The cost of purchases and proceeds from sales of securities for the six months ended June 30, 1998, excluding short-term securities, were $13,363,434 and $11,412,713, respectively. At June 30, 1998, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $1,145,705 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $31,936,838.

6. INVESTMENT AND CONCENTRATION RISKS
The Fund makes significant investments in foreign securities and has a policy of investing in gold and in the securities of companies engaged in mining or processing of gold. There are certain risks involved in investing in foreign securities or concentrating in specific industries that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from potentially adverse political and economic developments as well as the possible imposition of foreign exchange or other foreign governmental restrictions or laws, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts as a result of the potential inability of counterparties to meet the terms of their contracts.

7. RESTRICTED SECURITIES
The following securities were purchased under Rule 144A of the Securities Act of 1933 or issued in private placements and, unless registered under the Act or exempted from registration, may be sold only to qualified institutional investors.



                                                        Average
                            Aquisition                   Cost          Market   Percent of Net
        Security               Date         Shares     Per Share       Value       Assets
        --------            ------------    ------     ---------       -----       ------
Augusta Gold (Warrants)        1/17/97      700,000      $ 0.00            $0.00    0.00%
Barrick Gold Corporation
  Installment Receipts         1/27/98      100,000       10.84        1,213,838    2.24
Colony Pacific
  Explorations, Ltd.
  (Warrants)                   4/28/97       50,000        0.00             0.00    0.00
Dayton Mining
  Corporation                  1/15/96      100,000        4.77           64,602    0.12
International Pursuit
  Corporation                  4/24/96      112,000        3.30           87,587    0.16
Nevsun Resources, Ltd.         9/05/96       50,000        7.29           64,602    0.12
Samax Gold, Inc.              12/06/96      120,000        3.31          436,574    0.80
Steppe Gold Resources,
  Ltd.                         5/21/96      500,000        1.65           79,903    0.15
                                                                      ----------    ----
                                                                      $1,947,106    3.59%
                                                                      ==========    ====

Pursuant to guidelines adopted by the Fund's Board of Directors, these unregistered securities have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund's net assets, at market value.

LEXINGTON GOLDFUND, INC.
FINANCIAL HIGHLIGHTS
Selected per share data for a share outstanding throughout the period:



                                                     Six months                        Year ended December 31,
                                                        ended          -----------------------------------------------------
                                                    June 30, 1998
                                                     (unaudited)         1997            1996           1995           1994
                                                    -----------        --------        -------        -------        -------
Net asset value, beginning of period ............    $    3.24         $   5.97        $  6.24        $  6.37        $  6.90
                                                     ---------         --------        -------        -------        -------
Income (loss) from investment operations:
 Net investment income   ........................         0.01               --           0.02             --           0.03
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions  .................................       (0.18)            (2.52)          0.50          (0.12)         (0.53)
                                                     ---------         --------        -------      ---------        -------
Total income (loss) from investment
 operations  ....................................        (0.17)           (2.52)          0.52          (0.12)         (0.50)
                                                     ---------         --------        -------      ---------        -------
Less distributions:
 Distributions from net investment income                   --            (0.21)         (0.79)         (0.01)         (0.03)
                                                     ---------         --------        -------      ---------        -------
Net asset value, end of period ..................    $    3.07         $   3.24        $  5.97      $    6.24        $  6.37
                                                     =========         ========        =======      =========        =======
Total return ....................................    (10.58)%*         (42.98)%          7.84%        (1.89)%        (7.28)%
Ratio to average net assets:
 Expenses .......................................       1.77%*            1.65%          1.60%          1.70%          1.54%
 Net investment income (loss)  ..................       0.24%*            0.17%        (0.32)%          0.07%          0.50%
Portfolio turnover rate  ........................      40.10%*           38.32%         31.04%         40.41%         23.77%
Average commission paid on equity security
 transactions** .................................  $    0.01           $   0.02       $   0.02             --             --
Net assets, end of period (000's omitted)  ......  $  54,270           $ 53,707       $109,287       $135,779       $159,435

  * Annualized.
 ** In accordance with recent SEC disclosure guidelines, average commissions are calculated beginning with the year ended December 31, 1996, but not for prior periods.

LEXINGTON
INVESTOR SERVICES
--------------------------------------
AS A LEXINGTON SHAREHOLDER, YOU SHOULD BE AWARE OF THE MANY SERVICES AVAILABLE TO YOU.


NO LOAD -- The Lexington Funds are no load funds. That is, investments and redemptions are made without any sales charges, commissions or redemption fees.*

                                   --------

FREE TELEPHONE EXCHANGE -- Investments in the Lexington Funds may be exchanged for shares of a different Lexington Fund at any time.

                                   --------

CHECK WRITING PRIVILEGES -- Lexington Money Market Trust permits investors immediate access to their funds with check writing for withdrawals from their account.

                                   --------

TAX SHELTERED PLANS -- IRA, Keogh, Pension, and Profit Sharing Prototype Plans are available to qualified individuals. These plans offer investment flexibility through the Share Exchange Service, simplified record keeping, convenience and investment supervision.

                                   --------

CUSTODIAL ACCOUNTS FOR MINORS -- Investments may be made on behalf of minors under the Uniform Gifts to Minors Act currently in effect in all states.

                                   --------

SYSTEMATIC WITHDRAWAL PLAN -- An investor may elect to receive a fixed amount from his or her account each month or quarter, subject to certain minimums.

                                   --------

COMPLETE RECORD KEEPING -- A statement is provided for every transaction in addition to a year-end statement with tax information.

THE LEXINGTON GROUP OF
NO LOAD INVESTMENT COMPANIES

LEXINGTON WORLDWIDE EMERGING MARKETS FUND, INC.
Seeks long-term growth of capital primarily through investment in equity securities of companies domiciled in, or doing business in, emerging countries and emerging markets.

LEXINGTON GLOBAL CORPORATE LEADERS FUND, INC.--Seeks long-term growth of capital primarily through investment in common stocks of companies domiciled in foreign countries and the United States.

LEXINGTON INTERNATIONAL FUND, INC.--Seeks long-term growth of capital through investment in companies domiciled in foreign countries.

LEXINGTON TROIKA DIALOG RUSSIA FUND, INC.--Seeks long-term capital appreciation through investments primarily in the equity securities of Russian companies.

LEXINGTON CROSBY SMALL CAP ASIA GROWTH FUND, INC.--Seeks long-term capital appreciation through investment in companies domiciled in the Asia Region with a market capitalization of less than $1 billion.

LEXINGTON RAMIREZ GLOBAL INCOME FUND--Seeks high current income. Capital appreciation is a secondary objective. The Fund invests in a combination of foreign and domestic high-yield, lower rated debt securities.

LEXINGTON GOLDFUND, INC.--Seeks capital appreciation through investment in gold bullion and shares of gold mining companies.

LEXINGTON GROWTH AND INCOME FUND, INC.--Seeks capital appreciation over the long-term through investments in the stocks of large, ably managed and well financed companies.

LEXINGTON CORPORATE LEADERS TRUST FUND--Seeks capital growth and reasonable income through investment in an equal number of shares of an established list of American blue chip corporations.

LEXINGTON SMALLCAP FUND, INC.--Seeks long-term capital appreciation through investment in common stocks of companies domiciled in the United States with a market capitalization of less than $1 billion.

LEXINGTON CONVERTIBLE SECURITIES FUND--Seeks total return by providing capital appreciation, current income and conservation of capital through investments in a diversified portfolio of securities convertible into shares of common stock.

LEXINGTON GNMA INCOME FUND, INC.--Seeks to achieve a high level of current income, consistent with liquidity and safety of principal, through investment primarily in mortgage-backed GNMA ("Ginnie Mae") certificates that are guaranteed as to the timely payment of principal and interest by the United States Government.

LEXINGTON MONEY MARKET TRUST--Seeks a high level of current income consistent with preservation of capital and liquidity through investments in interest bearing short-term money market instruments.

For more complete information about any of the Lexington Funds and a prospectus which includes management fee and expenses call the distributor toll-free at 1-800-526-0056. Read the prospectus carefully before you invest or send money.

*Redemptions on shares of Lexington Troika Dialog Russia Fund, Inc. held less than 365 days are subject to a redemption fee of 2% of the redemption proceeds.

LEXINGTON
GOLDFUND, INC.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
LEXINGTON MANAGEMENT CORPORATION
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663

DISTRIBUTOR
--------------------------------------------------------------------------------
LEXINGTON FUNDS DISTRIBUTOR, INC.
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663




             -----------------------------------------------
                ALL SHAREHOLDER REQUESTS FOR SERVICES OF
                ANY KIND SHOULD BE SENT TO:

               TRANSFER AGENT
               ----------------------------------------------

               STATE STREET BANK AND
               TRUST COMPANY
               c/o National Financial Data Services
               1004 Baltimore
               Kansas City, Missouri 64105

               OR CALL TOLL FREE:
               SERVICE AND SALES: 1-800-526-0056
               24 HOUR ACCOUNT INFORMATION:
               1-800-526-0052

             -----------------------------------------------





--------------------------------------------------------------------------------
(800) 526-0052
                                    "LEXLINE"
                   24 hour toll-free telephone access to your
                             Lexington Fund account
                  Price/Yield o Account Balances o Exchanges o
             Last Transactions o Total Return o Duplicate Statements
--------------------------------------------------------------------------------





This report has been prepared for the information of the shareholders of Lexington Goldfund, Inc. and is authorized for distribution to the public only if it is accompanied or preceded by a currently effective prospectus which sets forth expenses and other material information.

                                ------------------
                                    LEXINGTON
                                ------------------

                                    LEXINGTON
                                    GOLDFUND,
                                      INC.

                                ------------------

                       Seeks capital appreciation and such
                       hedge against loss of buying power
                           as may be obtained through
                          investment in gold and equity
                       securities of companies engaged in
                            mining or processing gold
                              throughout the world

                                ------------------

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1998

                               The Lexington Group
                                   of NO LOAD
                              Investment Companies